Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Income Tax Expense (Benefit)
(1)	Income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Current income tax expense
Payment of income tax	￦	357,767	563,681	621,957
Adjustment in respect of prior years due to change in estimate		153,113	48,374	(32,100)
Current income tax directly recognized in equity		(198,714)	(350,348)	93,705

		312,166	261,707	683,562

Deferred tax benefit
Generation and realization of temporary differences		(489,411)	(564,801)	(1,845,236)
Reclassified from equity to profit (loss)		—	(4,964)	—
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(43,653)	(38,708)	(15,244)
Changes in deferred tax on tax losses carryforwards		(1,641,823)	(9,175,755)	(1,650,017)
Tax credit carryforwards		(12,199)	34,019	(16,734)
Amount due to change in tax rate or regulations		18,931	73,991	5,836

		(2,168,155)	(9,676,218)	(3,521,395)

Income tax benefit	￦	(1,855,989)	(9,414,511)	(2,837,833)

Summary of Reconciliation Between Actual Income Tax Benefit and Amount Computed by Applying the Statutory Tax Rate
(2)	Reconciliation between actual income tax benefit and amount computed by applying the statutory tax rate to loss before income taxes for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
L oss before income tax	￦	(7,071,570)	(33,843,619)	(7,553,977)

Income tax benefit computed at applicable tax rate (*1)		(1,944,682)	(9,306,995)	(1,936,840)
Adjustments
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(4,983)	(9,471)	(26,993)
Effect of non-deductible expenses		78,814	39,663	39,411
Effect of tax losses that are not recognized as deferred tax asset		1,351	19,275	—
Effects of tax credits and deduction		(43,931)	(98,684)	(53,724)
Reversal of unrecognized deferred tax asset, net		(43,641)	(38,708)	(15,244)
Effect of change in deferred tax due to change in tax rate		18,931	393,416	211,736
Deduction of deferred tax assets		73,887	(85,514)	29,095
Deferred tax related to investments in subsidiaries, associates and joint ventures		(135,878)	(375,064)	(1,063,007)
Others, net		1,392	9,559	20,195

		(64,420)	(155,890)	(868,893)
Adjustment in respect of prior years due to change in estimate		153,113	48,374	(32,100)

Income tax benefit	￦	(1,855,989)	(9,414,511)	(2,837,833)

Effective tax rate		(*2)	(*2)	(*2)

(*1)	Applicable tax rates are 27.5%, 26.5% and 25.64% as of December 31, 2021, 2022 and 2023, respectively.

(*2)	The effective tax rate for the year ended December 31, 2021, 2022 and 2023 is not calculated due to income tax benefit.

Summary of Income Tax Directly Adjusted to Shareholders' Equity (Except for Accumulated Other Comprehensive Income (Loss))
(3)	Income tax directly adjusted to equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Dividends of hybrid bond	￦	4,736	4,149	—
Disposal of subsidiaries		—	406	—

	￦	4,736	4,555	—

Summary of Income Tax Recognized as Other Comprehensive Income (Loss)
(4)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Income tax recognized as other comprehensive income (loss)
L oss on valuation of financial assets at fair value through other comprehensive income	￦	(9,753)	(31,416)	(10,624)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		24,220	40,390	4,863
Remeasurement of defined benefit liability		(126,890)	(322,489)	133,134
Investments in associates		(53,672)	(66,677)	(40,213)
Others		(37,355)	25,289	6,545

	￦	(203,450)	(354,903)	93,705

Summary of Changes in Deferred Income Tax Assets (Liabilities)
(5)	Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	558,383	(36,341)	(322,489)	—	199,553
Cash flow hedge		(49,947)	(46,188)	40,390	405	(55,340)
Investments in subsidiaries, associates and joint ventures		(8,721,320)	410,310	(66,677)	—	(8,377,687)
Property, plant and equipment		(7,430,461)	(111,177)	—	—	(7,541,638)
Finance lease		(415,558)	9,919	—	—	(405,639)
Intangible assets		(31,481)	6,550	—	—	(24,931)
Financial assets at fair value through profit or loss		12	3,445	—	—	3,457
Financial assets at fair value through other comprehensive income		27,381	25,178	(31,416)	—	21,143
Deferred revenue		186,391	(16,411)	—	—	169,980
Provisions		6,494,314	595,030	—	—	7,089,344
Doubtful receivables		801	1,673	—	—	2,474
Other finance liabilities		31,410	(14,142)	—	4,150	21,418
Gains or losses on foreign exchange translation		91,411	42,905	—	—	134,316
Allowance for doubtful accounts		64,264	(6,029)	—	—	58,235
Accrued income		10,002	6,612	—	—	16,614
Special deduction for property, plant and equipment		(224,127)	8,968	—	—	(215,159)
Others		1,445,827	16,456	25,289	—	1,487,572

		(7,962,698)	896,758	(354,903)	4,555	(7,416,288)

Deferred tax on unused tax losses and tax credit
Unused tax losses		2,559,877	9,102,228	—	—	11,662,105
Excess of donation limit		69,185	11,861	—	—	81,046
Tax credit		134,690	15,719	—	—	150,409

		2,763,752	9,129,808	—	—	11,893,560

	￦	(5,198,946)	10,026,566	(354,903)	4,555	4,477,272

		2023
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	~~￦~~	199,553	6,597	133,134	—	339,284
Cash flow hedge		(55,340)	29,622	4,863	—	(20,855)
Investments in subsidiaries, associates and joint ventures		(8,377,687)	1,300,263	(40,213)	—	(7,117,637)
Property, plant and equipment		(7,541,638)	534,361	—	—	(7,007,277)
Finance lease		(405,639)	179,943	—	—	(225,696)
Intangible assets		(24,931)	1,526	—	—	(23,405)
Financial assets at fair value through profit or loss		3,457	(5,199)	—	—	(1,742)
Financial assets at fair value through other comprehensive income		21,143	16,839	(10,624)	—	27,358
Deferred revenue		169,980	(13,580)	—	—	156,400
Provisions		7,089,344	(47,684)	—	—	7,041,660
Doubtful receivables		2,474	(74)	—	—	2,400
Other finance liabilities		21,418	(3,426)	—	—	17,992
Gains or losses on foreign exchange translation		134,316	(6,306)	—	—	128,010
Allowance for doubtful accounts		58,235	(2,492)	—	—	55,743
Accrued income		16,614	17,321	—	—	33,935
Special deduction for property, plant and equipment		(215,159)	3,299	—	—	(211,860)
Others		1,487,572	(277,889)	6,545	—	1,216,228

		(7,416,288)	1,733,121	93,705	—	(5,589,462)

Deferred tax on unused tax losses and tax credit
Unused tax losses		11,662,105	1,676,638	—	—	13,338,743
Excess of donation limit		81,046	(34,724)	—	—	46,322
Tax credit		150,409	52,665	—	—	203,064

		11,893,560	1,694,569	—	—	13,588,129

	~~￦~~	4,477,272	3,427,690	93,705	—	7,998,667

Summary of Deferred Income Tax Assets (Liabilities)
(6)	Deferred tax assets (liabilities) recognized in the consolidated statements of financial position as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Deferred tax assets	￦	10,934,375	13,161,802
Deferred tax liabilities		(6,457,103)	(5,163,135)

	￦	4,477,272	7,998,667

Summary of Deductible Temporary Differences, Tax Losses and Unused Tax Credits for Which No Deferred Income Tax Assets Were Recognized
(7)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Deductible temporary differences and others	￦	1,381,532	1,811,062